Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents (Note 25)	$ 138,510	$ 175,953
Short-term investments (Note 9)	74,004	51,590
Trade and other receivables	96,091	109,746
Income taxes receivable	13,108	16,991
Inventories (Note 10)	214,465	218,715
Derivative financial instruments (Note 8)	640	1,092
Assets held for sale (Note 11)	0	7,949
Prepaid expenses and other current assets	11,556	13,434
Current assets	548,374	595,470
Non-current assets
Mineral properties, plant and equipment (Note 11)	1,301,002	1,336,683
Long-term refundable tax	70	80
Deferred tax assets (Note 28)	12,244	2,679
Investment in associates (Note 13)	70,566	55,017
Other assets (Note 14)	2,163	346
Goodwill (Note 12)	3,057	3,057
Total Assets	1,937,476	1,993,332
Current liabilities
Accounts payable and accrued liabilities (Note 15)	131,743	139,698
Loans payable (Note 16)	0	3,000
Derivative financial instruments (Note 8)	51	1,906
Current portion of provisions (Note 17)	5,072	8,245
Current portion of finance lease (Note 18)	5,356	5,734
Income tax payable	8,306	26,131
Current liabilities	150,528	184,714
Non-current liabilities
Long-term portion of provisions (Note 17)	70,083	61,248
Deferred tax liabilities (Note 28)	148,819	171,228
Long-term portion of finance lease (Note 18)	1,320	1,825
Deferred revenue (Note 13)	13,288	12,017
Other long-term liabilities (Note 19)	25,425	26,954
Share purchase warrants (Note 13)	14,664	14,295
Total Liabilities	424,127	472,281
Capital and reserves (Note 20)
Issued capital	2,321,498	2,318,252
Share option reserve	22,573	22,463
Investment revaluation reserve	208	1,605
Deficit	(836,067)	(825,470)
Total Equity attributable to equity holders of the Company	1,508,212	1,516,850
Non-controlling interests	5,137	4,201
Total Equity	1,513,349	1,521,051
Total Liabilities and Equity	$ 1,937,476	$ 1,993,332